Goodwill	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Goodwill
15.	Goodwill

	As at March 31,
	2023		2023		2022

	(In millions)
Balance at the beginning	US$	98.2	Rs.	8,071.7	Rs.	8,037.2
Currency translation		4.1		334.3		34.5

Balance at the end	US$	102.3	Rs.	8,406.0	Rs.	8,071.7

The carrying amount of goodwill has been allocated to CGU as follows:

	As at March 31,
	2023		2023		2022

	(In millions)
Passenger vehicles - automotive and related activity segment (Tata and other brand vehicles)	US$	12.1	Rs.	990.9	Rs.	990.9
Software consultancy and service		90.2		7,415.1		7,080.8

Total	US$	102.3	Rs.	8,406.0	Rs.	8,071.7

The recoverable amount has been determined based on value in use. Value in use has been determined based on future cash flows, after considering current economic conditions and trends, estimated future operating results, growth rates and anticipated future economic conditions.
As at March 31, 2023, the estimated cash flows for a period of 5 years were developed using internal forecasts, and a pre-tax
discount rate of 14.99%. The cash flows beyond 5 years have been extrapolated assuming 5%
long term
growth rates. The management believes that any reasonably possible change in the key assumptions would not cause the carrying amount to exceed the recoverable amount of the cash generating unit. The recoverable value was also determined using the Fair value less cost of Disposal (“FVLCD”). CGU’s FVLCD has been valued using Comparable Company Market Multiple method (CCM) which is significantly higher than the carrying amount of CGU.